Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)
Accounting Policies [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Deferred rent	$ 28,760	$ 25,172	$ 44,110
Prepaid rent	9,907	13,882	$ 3,009
Gain (loss) from foreign currency transactions	600	(5,700)
Advertising expenses	$ 4,900	$ 1,200
Internal-use software
Accounting Policies [Line Items]
Useful life	2 years
Stock Options
Accounting Policies [Line Items]
Requisite service period	4 years
Contractual term	10 years